[COLUMBIA MANAGEMENT LOGO]
Columbia Management Group                         Legal Department
A FleetBoston Financial Company                   Mail Stop: MA DE 11511E
                                                  One Financial Center
                                                  Boston, MA 02111
                                                  (617) 345.0919 fax

January 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re: Columbia Funds Trust VII (formerly Liberty Funds Trust VII) Columbia Europe Fund (formerly Liberty Newport Europe Fund) Columbia Newport Tiger Fund (formerly Liberty Newport Tiger Fund) Registration File Nos.: 33-41559 & 811-6347

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2004 for the Funds do not differ from those contained in Post-Effective Amendment No. 30 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 23, 2003 (Accession Number 0000021847-03-000472).
The Funds' Prospectuses and Statement of Additional Information dated
January 1, 2004, are now being used in connection with the public offering and sale of shares of the Funds. The Funds are separate portfolios of the Trust.

Sincerely,

COLUMBIA FUNDS TRUST VII


/s/TRACY S. DIRIENZO
----------------------
   Tracy S. DiRienzo
   Assistant Secretary